One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
Stephanie Capistron stephanie.capistron@dechert.com +1 617 728 7127 Direct

July 8, 2020

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Aberdeen Standard Silver ETF Trust

Ladies and Gentlemen:

On behalf of Aberdeen Standard Silver ETF Trust (the “Trust”), attached herewith for filing is Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form S-3 (the “Registration Statement”) relating to the offer and sale of Aberdeen Standard Physical Silver Shares ETF (the “Shares”).

A filing fee of $18,257.39 with respect to 7,600,000 Shares was previously paid in connection with the initial filing of the Trust’s registration statement on Form S-3 on June 26, 2020. As indicated in the footnotes to the Calculation of Registration Fee table on the facing page of the Registration Statement, the Trust is additionally carrying forward previously registered unsold Shares and their corresponding filing fee in accordance with Rule 415(a)(6).

Should you have any questions regarding the filing or the foregoing matters, please do not hesitate to contact me at (617) 728-7127.

Very truly yours,

/s/ Stephanie Capistron
Stephanie Capistron